Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019
Income Statement [Abstract]
NET REVENUES	$ 0	$ 0	$ 60	$ 216
OPERATING EXPENSES
Salaries and Consulting fees	75,000	109,500	151,000	219,000
Professional fees	25,509	43,783	44,748	51,648
Other selling, general and administrative	16,025	6,714	24,014	21,545
Total Operating Expenses	116,534	159,997	219,762	292,193
LOSS FROM OPERATIONS	(116,534)	(159,997)	(219,702)	(291,977)
OTHER INCOME (EXPENSES)
Expense from derivative liability	(352,801)		(1,934,806)	(3,430,468)
Interest expense	(150,325)	(188,647)	(307,107)	(417,278)
Loss on conversion of notes payable and accrued interest	(9,956)		(545,519)	(102,963)
Total Other Income (Expenses)	(513,082)	(8,904,920)	(2,787,432)	(3,950,709)
LOSS BEFORE INCOME TAXES	(629,616)	1,050,487	(3,007,134)	(4,242,686)
INCOME TAX EXPENSE	0	$ 0	0	0
NET LOSS	$ (629,616)		$ (3,007,134)	$ (4,242,686)
BASIC AND DILUTED:
Net income (loss) per common share	$ 0.00	$ (0.06)	$ (0.00)	$ (0.48)
Weighted average shares outstanding	1,468,733,286	16,885,533	2,112,549,509	808,637